NATURE OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 29, 2021
Business Acquisition [Line Items]
Accumulated deficit	$ 190,934,649	$ 92,665,231
Net loss from operations	98,269,418	32,903,021
Net cash used in operating activities	$ 23,223,924	$ (40,784,553)
Mercer Park
Business Acquisition [Line Items]
Equity shares	616,156			1,008,975
Number Of Shares Contingently Issuable		6,306,095
Mercer Park | Minimum
Business Acquisition [Line Items]
Shares Issuable Volume-weighted Average Price Trigger		$ 13.00
Mercer Park | Maximum
Business Acquisition [Line Items]
Shares Issuable Volume-weighted Average Price Trigger		$ 15.00
Mercer Park | Restricted Shares
Business Acquisition [Line Items]
Number Of Shares Contingently Issuable			392,819